LEASES	12 Months Ended
Sep. 30, 2025
Leases
LEASES

6. LEASES

(a) Finance leases

The Company has entered into finance lease for a printer with principal amount of approximately US$205,523 and the agreement was terminated in March 2024. The Company entered into a new finance lease for a printer with principal amount of approximately US$172,170 on April 14, 2024.

(b) Operating leases

The Company leases office, warehouse and car park spaces for varying periods in Hong Kong. As the majority of the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any sublease activities. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected in the Consolidated Balance Sheets.

Renewal and new lease agreements

On May 2, 2023, the Company entered into a 2-year lease agreement for lease extension commencing on July 1, 2023. The lease extension is for the car parking space where the Company is currently located in Kwun Tong, Hong Kong. The term of the new lease expires on June 30, 2025 and requires monthly lease payments of approximately $1,308. The term of the new lease expires on June 30, 2027 and requires monthly lease payments of approximately $1,346.

On July 24, 2023, the Company entered into a 21 months lease agreement for lease extension commencing on October 1, 2023. The lease extension is for the car parking space where the Company is currently located in Kwun Tong, Hong Kong. The term of the new lease expires on June 30, 2025 and requires monthly lease payments of approximately $436. The term of the new lease expires on June 30, 2027 and requires monthly lease payments of approximately $449.

In 2023, the Company entered into a 2-year lease agreement for lease extension commencing on September 30, 2025. The lease extension is for the car parking space where the Company is currently located in Kwun Tong, Hong Kong. The term of the new lease expires on September 30, 2025 and requires monthly lease payments of approximately $474.

On September 5, 2024, the Company entered into a 3-year lease agreement for lease extension commencing on September 1, 2024. The lease extension is for the office where the Company is currently located in Kwun Tong, Hong Kong. The term of the new lease expires on August 31, 2027 and requires monthly lease payments of approximately $18,040.

On September 1, 2024, the Company entered into a 3-year lease agreement for lease commencing on September 1, 2024. The lease is for the car parking space where the Company is currently located in Kwun Tong, Hong Kong. The term of the lease expires on August 31, 2027 and requires monthly lease payments of approximately $436.

On September 19, 2024, the Company entered into a 35 months lease agreement for lease commencing on October 1, 2024. The lease is for the car parking space where the Company is currently located in Kwun Tong, Hong Kong. The term of the lease expires on August 31, 2027 and requires monthly lease payments of approximately $436.

On September 1, 2024, the Company entered into a 35 months lease agreement for lease commencing on October 1, 2024. The lease is for the car parking space where the Company is currently located in Kwun Tong, Hong Kong. The term of the lease expires on August 31, 2027 and requires monthly lease payments of approximately $436.

On March 1, 2025, the Company entered into a 1-year lease agreement for lease commencing on March 1, 2024. The lease is for the warehouse space which is currently located in Yuen Long, Hong Kong. The term of the lease expires on February 28, 2026 and requires monthly lease payments of approximately $81,600.

The components of lease expenses are as follows:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Operating lease expense	1,218,482	1,219,454	1,238,424
Finance lease expense:
Amortization of right-of-use assets	41,112	38,116	34,039
Interest of lease liabilities	6,721	7,536	8,454
Total finance lease expense	47,833	45,652	42,493

During the year ended September 30, 2025 the operating lease expense included US$571,357 related to short-term lease.

The components of finance lease are as follows:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Finance lease
Right-of-use assets, costs	205,523	172,170	172,170
Accumulated amortization	(106,194)	(17,217)	(51,256)
Right-of-use assets, net	99,329	154,953	120,914

The components of operating lease are as follows:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Operating lease
Right-of-use assets, costs	4,757,334	5,360,768	735,989
Accumulated amortization	(3,185,650)	(4,351,509)	(277,349)
Right-of-use assets, net	1,571,684	1,009,259	458,640

Other information about the Company’s leases is as follows:

	As of September 30,
	2023	2024	2025
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,221,116	1,222,565	1,238,424
Operating cash flows used in finance leases	6,721	7,526	8,454
Financing cash flows used in finance leases	40,235	33,002	30,796
Right-of-use assets obtained in exchange for new operating lease liabilities	49,442	603,434	648,813
Right-of-use assets obtained in exchange for new finance lease liabilities	-	172,170	-
Weighted-average remaining lease term - operating	1.37 years	1.87 years	1.80 years
Weighted-average remaining lease term-finance	2.42 years	4.50 years	3.50 years
Weighted average discount rate-operating	5.13%	5.50%	5.74%
Weighted average discount rate-finance	5.13%	5.88%	5.88%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of September 30, 2025:

	Operating leases	Finance leases	Total
	US$	US$	US$

Year ending September 30,
2026	233,876	43,150	277,026
2027	228,978	43,150	272,128
2028	-	43,150	43,150
2029	-	19,915	19,915
Total undiscounted lease payments	462,854	149,365	612,219
Less: imputed interest	(24,097)	(19,709)	(43,806)
Lease liabilities recognized in the Consolidated Balance Sheet	438,757	129,656	568,413
Less: lease liabilities – current portion	(215,575)	(36,592)	(252,167)
Lease liabilities – non-current portion	223,182	93,064	316,246